Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks	£ 40,523	£ 46,635
Derivative financial instruments	1,472	2,439
Other financial assets at fair value through profit or loss	602	434
Loans and advances to customers	211,222	223,840
Loans and advances to banks	1,216	1,105
Reverse repurchase agreements - non-trading	12,468	7,348
Other financial assets at amortised cost	152	156
Macro hedge of interest rate risk	(630)	(2,654)
Financial assets at fair value through other comprehensive income	8,481	6,024
Interests in other entities	245	252
Intangible assets	1,548	1,550
Property, plant and equipment	1,512	1,526
Current tax assets	507	484
Retirement benefit assets	723	1,051
Other assets	2,029	2,004
Assets held for sale	13	49
Total assets	282,083	292,243
Liabilities
Derivative financial instruments	891	1,008
Other financial liabilities at fair value through profit or loss	899	803
Deposits by customers	195,149	197,313
Deposits by banks	20,357	28,543
Repurchase agreements - non-trading	8,411	7,982
Debt securities in issue	35,778	36,420
Subordinated liabilities	2,386	2,332
Macro hedge of interest rate risk	86	95
Other liabilities	2,501	2,601
Provisions	405	380
Deferred tax liabilities	188	30
Retirement benefit obligations	66	25
Total liabilities	267,117	277,532
Equity
Share capital	7,060	7,060
Other equity instruments	2,196	2,196
Retained earnings	6,047	6,563
Other reserves	(337)	(1,108)
Total equity	14,966	14,711
Total liabilities and equity	£ 282,083	£ 292,243